Corporate Bond - Schedule Of Subordinated Borrowing (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Subordinated Borrowing [Line Items]
Corporate bond	$ 5,000	$ 5,000	$ 5,000
Unamortized discount on corporate bond	(3,265)	(3,362)	(3,538)
Corporate bond, net of discount	$ 1,735	$ 1,638	$ 1,462